One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
CHELSEA M. CHILDS chelsea.childs@dechert.com +1 617 728 7128 Direct +1 617 275 8419 Fax

August 4, 2014

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:         Russell Exchange Traded Funds Trust
File Nos. 333-160877 and 811-22320

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Exchange Traded Funds Trust (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 98 to the Trust’s Registration Statement on Form N-1A (“PEA 98”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 98.  I hereby further certify that PEA 98 was filed electronically with the Commission on July 28, 2014 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7128 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:   John V. O’Hanlon, Esq.
Mary Beth Rhoden Albaneze, Esq.